Fees and Expenses	Feb. 27, 2026
Madison Short-Term Strategic Income ETF
Prospectus [Line Items]
Expense Narrative [Text Block]

Effective March 2, 2026, Madison agreed to permanently reduce its management fee for the Madison Short-Term Strategic Income ETF from 0.40% to 0.36%.

As a result of the foregoing, the total annual fund operating expenses are reduced from 0.40% to 0.36%, as reflected in the new fee table and expense example set forth below.

Fund Summary. The “Fees and Expenses” and “Example” charts are deleted and replaced with the following:

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees	0.36%
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Total Annual Fund Operating Expenses	0.36%

Madison Aggregate Bond ETF
Prospectus [Line Items]
Expense Narrative [Text Block]

Effective March 2, 2026, Madison agreed to permanently reduce its management fee for the Madison Aggregate Bond ETF from 0.40% to 0.36%.

As a result of the foregoing, the total annual fund operating expenses are reduced from 0.40% to 0.36%, as reflected in the new fee table and expense example set forth below.

Fund Summary. The “Fees and Expenses” and “Example” chart is deleted and replaced with the following:

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees	0.36%
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Total Annual Fund Operating Expenses	0.36%